High Income Opportunities Portfolio
July 31, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 1.7%
Security	Principal Amount (000's omitted)	Value
Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 12.008%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	$2,000	$ 1,820,242
Atlas Senior Loan Fund XX, Ltd., Series 2022-20A, Class B1, 8.47%, (3 mo. SOFR + 3.15%), 10/19/35(1)(2)	2,500	2,505,512
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 11.92%, (3 mo. SOFR + 6.61%), 7/15/32(1)(2)	1,000	932,186
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 12.42%, (3 mo. SOFR + 7.11%), 1/15/35(1)(2)	2,000	1,965,838
Canyon Capital CLO, Ltd., Series 2022-1A, Class E, 11.71%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	2,000	1,810,482
Carlyle US CLO, Ltd., Series 2019-4A, Class DR, 11.908%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	1,781,668
Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 12.426%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	1,850,116
Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 12.172%, (3 mo. SOFR + 6.86%), 1/18/34(1)(2)	2,000	1,937,644
Madison Park Funding XXXVII, Ltd., Series 2019-37A, Class ER, 11.72%, (3 mo. SOFR + 6.41%), 7/15/33(1)(2)	1,000	981,678
Wellfleet CLO, Ltd.:
Series 2021-2A, Class E, 12.53%, (3 mo. SOFR + 7.22%), 7/15/34(1)(2)	2,000	1,677,784
Series 2021-3A, Class E, 12.67%, (3 mo. SOFR + 7.36%), 1/15/35(1)(2)	2,000	1,792,116
Total Asset-Backed Securities (identified cost $20,413,157)		$ 19,055,266

Common Stocks — 1.0%
Security	Shares	Value
Energy — 0.1%
Ascent CNR Corp., Class A(3)(4)(5)	6,273,462	$ 1,254,692
		$ 1,254,692
Environmental — 0.3%
GFL Environmental, Inc.	105,500	$ 3,601,770
		$ 3,601,770
Gaming — 0.3%
Caesars Entertainment, Inc.(4)	60,000	$ 3,541,200
Security	Shares	Value
Gaming (continued)
New Cotai Participation Corp., Class B(3)(4)(5)	7	$ 0
		$ 3,541,200
Leisure — 0.1%
iFIT Health and Fitness, Inc.(3)(4)(5)	514,080	$ 359,856
		$ 359,856
Technology — 0.0%
Riverbed Technology, Inc.(3)(4)(6)	35,977	$ 0
		$ 0
Utility — 0.2%
NextEra Energy Partners, L.P.	45,000	$ 2,450,250
		$ 2,450,250
Total Common Stocks (identified cost $11,241,709)		$ 11,207,768

Convertible Bonds — 0.5%
Security	Principal Amount (000's omitted)	Value
Containers — 0.3%
CryoPort, Inc., 0.75%, 12/1/26(1)	$4,643	$ 3,643,752
		$ 3,643,752
Leisure — 0.2%
Peloton Interactive, Inc., 0.00%, 2/15/26	$3,289	$ 2,524,728
		$ 2,524,728
Total Convertible Bonds (identified cost $6,798,140)		$ 6,168,480

Convertible Preferred Stocks — 0.0%
Security	Shares	Value
Technology — 0.0%
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(3)(6)	22,350	$ 0
Total Convertible Preferred Stocks (identified cost $670,487)		$ 0

High Income Opportunities Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Corporate Bonds — 86.1%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 3.3%
Bombardier, Inc.:
7.125%, 6/15/26(1)	2,033	$ 2,018,780
7.875%, 4/15/27(1)	1,357	1,353,927
BWX Technologies, Inc.:
4.125%, 6/30/28(1)	1,501	1,368,559
4.125%, 4/15/29(1)	1,016	912,825
Moog, Inc., 4.25%, 12/15/27(1)	2,796	2,593,570
Rolls-Royce PLC, 5.75%, 10/15/27(1)	4,991	4,923,374
Science Applications International Corp., 4.875%, 4/1/28(1)	3,792	3,568,788
Spirit AeroSystems, Inc.:
4.60%, 6/15/28	1,081	920,778
9.375%, 11/30/29(1)	1,902	2,038,370
TransDigm UK Holdings PLC, 6.875%, 5/15/26	1,585	1,578,665
TransDigm, Inc.:
4.625%, 1/15/29	1,677	1,498,735
5.50%, 11/15/27	3,914	3,713,486
6.25%, 3/15/26(1)	4,436	4,416,109
6.75%, 8/15/28(1)	3,504	3,518,836
7.50%, 3/15/27	1,705	1,705,870
		$ 36,130,672
Air Transportation — 1.4%
American Airlines, Inc., 7.25%, 2/15/28(1)	908	$ 902,290
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	2,548	2,512,624
5.75%, 4/20/29(1)	3,580	3,469,408
United Airlines, Inc.:
4.375%, 4/15/26(1)	1,156	1,095,723
4.625%, 4/15/29(1)	1,799	1,629,464
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)	5,300	4,493,421
9.50%, 6/1/28(1)	1,892	1,809,263
		$ 15,912,193
Automotive & Auto Parts — 2.6%
Ford Motor Co.:
3.25%, 2/12/32	6,249	$ 4,946,295
4.75%, 1/15/43	2,651	2,076,469
7.45%, 7/16/31	794	852,754
9.625%, 4/22/30	350	408,803
Security	Principal Amount* (000's omitted)		Value
Automotive & Auto Parts (continued)
Ford Motor Credit Co., LLC:
2.90%, 2/16/28		568	$ 489,260
3.37%, 11/17/23		881	872,965
3.625%, 6/17/31		2,065	1,708,823
3.815%, 11/2/27		4,294	3,858,367
4.00%, 11/13/30		1,461	1,256,377
4.125%, 8/17/27		6,184	5,664,295
4.271%, 1/9/27		752	702,681
5.584%, 3/18/24		403	400,516
Goodyear Tire & Rubber Co. (The), 5.00%, 7/15/29		1,995	1,841,817
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		2,806	2,266,675
Wheel Pros, Inc., 6.50%, 5/15/29(1)		3,302	1,110,297
			$ 28,456,394
Banking & Thrifts — 0.2%
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(7)(8)		2,385	$ 2,259,787
			$ 2,259,787
Broadcasting — 1.1%
Audacy Capital Corp., 6.75%, 3/31/29(1)		2,316	$ 52,110
Banijay Entertainment SASU, 5.375%, 3/1/25(1)		2,022	1,978,334
Playtika Holding Corp., 4.25%, 3/15/29(1)		2,349	2,075,195
Sirius XM Radio, Inc.:
3.125%, 9/1/26(1)		1,394	1,259,172
5.00%, 8/1/27(1)		1,846	1,716,780
Townsquare Media, Inc., 6.875%, 2/1/26(1)		2,038	1,966,018
Univision Communications, Inc.:
4.50%, 5/1/29(1)		1,183	1,024,686
7.375%, 6/30/30(1)		1,804	1,757,530
			$ 11,829,825
Building Materials — 2.0%
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		3,014	$ 2,618,034
5.00%, 3/1/30(1)		2,685	2,513,172
Masonite International Corp., 5.375%, 2/1/28(1)		1,059	1,009,746
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		3,025	2,559,437
PGT Innovations, Inc., 4.375%, 10/1/29(1)		2,368	2,199,304
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(1)		5,000	4,771,354
Standard Industries, Inc.:
2.25%, 11/21/26(9)	EUR	2,443	2,407,968
3.375%, 1/15/31(1)		863	697,696
4.375%, 7/15/30(1)		2,932	2,548,436

High Income Opportunities Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Building Materials (continued)
Standard Industries, Inc.: (continued)
5.00%, 2/15/27(1)		690	$ 661,444
			$ 21,986,591
Cable & Satellite TV — 1.9%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.50%, 8/15/30(1)		5,982	$ 5,073,914
4.50%, 5/1/32		2,500	2,040,658
4.75%, 3/1/30(1)		4,255	3,691,923
4.75%, 2/1/32(1)		1,825	1,508,380
5.00%, 2/1/28(1)		1,895	1,752,972
5.375%, 6/1/29(1)		868	794,007
6.375%, 9/1/29(1)		3,715	3,555,556
DISH Network Corp., 11.75%, 11/15/27(1)		2,454	2,473,602
			$ 20,891,012
Capital Goods — 1.6%
Calderys Financing, LLC, 11.25%, 6/1/28(1)		2,282	$ 2,349,890
Chart Industries, Inc., 9.50%, 1/1/31(1)		4,038	4,334,854
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)		1,086	932,437
Emerald Debt Merger Sub, LLC, 6.625%, 12/15/30(1)		748	744,260
Madison IAQ, LLC, 5.875%, 6/30/29(1)		3,851	3,234,883
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		3,142	2,715,282
7.50%, 10/15/27(1)		415	408,460
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		3,847	3,433,447
			$ 18,153,513
Chemicals — 2.9%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(1)		2,220	$ 1,656,930
Avient Corp., 7.125%, 8/1/30(1)		3,081	3,108,698
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		3,935	3,838,131
Herens Holdco S.a.r.l., 4.75%, 5/15/28(1)		2,171	1,654,498
Herens Midco S.a.r.l., 5.25%, 5/15/29(9)	EUR	3,000	1,785,182
NOVA Chemicals Corp.:
4.25%, 5/15/29(1)		2,428	2,020,526
4.875%, 6/1/24(1)		1,913	1,866,953
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		3,643	3,244,224
Olympus Water US Holding Corp., 9.75%, 11/15/28(1)		3,821	3,701,594
SPCM S.A.:
2.625%, 2/1/29(9)	EUR	2,960	2,877,993
2.625%, 2/1/29(1)	EUR	250	243,074
Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Valvoline, Inc., 3.625%, 6/15/31(1)		2,654	$ 2,187,984
W.R. Grace Holdings, LLC:
4.875%, 6/15/27(1)		1,829	1,726,350
7.375%, 3/1/31(1)		2,211	2,203,871
			$ 32,116,008
Consumer Products — 0.9%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(1)		1,545	$ 1,460,057
Edgewell Personal Care Co., 4.125%, 4/1/29(1)		2,936	2,571,128
Energizer Gamma Acquisition B.V., 3.50%, 6/30/29(9)	EUR	2,600	2,348,789
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		3,954	3,203,839
			$ 9,583,813
Containers — 1.9%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(9)	EUR	1,150	$ 964,700
4.00%, 9/1/29(1)		2,256	1,847,484
Ball Corp., 3.125%, 9/15/31		3,800	3,123,075
Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(1)		3,826	3,078,268
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		2,415	2,285,825
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)		3,659	3,722,923
Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/1/28(1)		2,249	2,240,923
Trivium Packaging Finance B.V.:
5.50%, 8/15/26(1)		2,613	2,485,170
8.50%, 8/15/27(1)		1,500	1,444,752
			$ 21,193,120
Diversified Financial Services — 2.9%
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)		3,011	$ 3,107,771
Ally Financial, Inc., Series B, 4.70% to 5/15/26(7)(8)		3,182	2,424,286
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		2,114	1,882,242
Compass Group Diversified Holdings, LLC, 5.25%, 4/15/29(1)		3,332	3,036,471
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26		2,127	1,996,124
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)		3,591	3,153,879
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(1)		3,288	2,787,056
MSCI, Inc.:
3.625%, 9/1/30(1)		867	760,127
3.875%, 2/15/31(1)		2,176	1,932,796

High Income Opportunities Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services (continued)
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(1)	2,769	$ 2,596,024
PRA Group, Inc., 7.375%, 9/1/25(1)	1,906	1,837,460
PROG Holdings, Inc., 6.00%, 11/15/29(1)	1,660	1,503,846
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(1)	2,036	1,814,290
3.625%, 3/1/29(1)	3,127	2,668,523
4.00%, 10/15/33(1)	425	337,467
		$ 31,838,362
Diversified Media — 2.1%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)	1,226	$ 1,067,876
6.125%, 12/1/28(1)	4,809	4,146,584
Cars.com, Inc., 6.375%, 11/1/28(1)	3,521	3,324,234
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	4,167	3,489,362
CMG Media Corp., 8.875%, 12/15/27(1)	4,934	3,856,908
Match Group Holdings II, LLC, 3.625%, 10/1/31(1)	4,396	3,622,744
National CineMedia, LLC:
5.75%, 8/15/26(10)	1,660	70,550
5.875%, 4/15/28(1)(10)	2,260	691,334
Stagwell Global, LLC, 5.625%, 8/15/29(1)	1,040	886,080
Urban One, Inc., 7.375%, 2/1/28(1)	2,139	1,890,876
		$ 23,046,548
Energy — 9.8%
Aethon III BR, LLC, 11.431%, (3 mo. SOFR + 6.00%), 10/1/25(2)	3,437	$ 3,411,203
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)	3,039	3,018,642
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(1)	3,242	3,138,903
7.875%, 5/15/26(1)	1,283	1,311,312
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	1,272	1,200,005
Callon Petroleum Co.:
7.50%, 6/15/30(1)	1,157	1,124,364
8.00%, 8/1/28(1)	3,002	3,046,571
Cheniere Energy Partners, L.P.:
4.00%, 3/1/31	2,552	2,273,245
4.50%, 10/1/29	1,896	1,764,397
Chord Energy Corp., 6.375%, 6/1/26(1)	1,560	1,549,639
Security	Principal Amount* (000's omitted)	Value
Energy (continued)
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(1)	2,637	$ 2,487,133
CVR Energy, Inc., 5.75%, 2/15/28(1)	4,038	3,649,807
DT Midstream, Inc., 4.125%, 6/15/29(1)	2,690	2,387,437
Energy Transfer, L.P., 5.00%, 5/15/50	2,087	1,768,408
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(1)	2,111	1,931,051
4.75%, 1/15/31(1)	2,377	2,124,330
6.00%, 7/1/25(1)	410	407,433
6.50%, 7/1/27(1)	1,121	1,116,704
7.50%, 6/1/30(1)	1,881	1,941,418
Kinetik Holdings, L.P., 5.875%, 6/15/30(1)	4,659	4,483,006
Nabors Industries, Ltd., 7.50%, 1/15/28(1)	1,118	1,026,734
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	5,066	5,033,461
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	3,895	3,578,774
Occidental Petroleum Corp.:
8.50%, 7/15/27	3,859	4,188,944
8.875%, 7/15/30	3,417	3,961,738
Parkland Corp.:
4.50%, 10/1/29(1)	2,371	2,094,480
4.625%, 5/1/30(1)	2,389	2,098,813
Permian Resources Operating, LLC:
5.875%, 7/1/29(1)	4,333	4,133,553
7.75%, 2/15/26(1)	1,675	1,698,403
Plains All American Pipeline, L.P., Series B, 9.431%, (3 mo. USD LIBOR + 4.11%)(2)(7)	4,050	3,681,561
Precision Drilling Corp.:
6.875%, 1/15/29(1)	1,307	1,233,638
7.125%, 1/15/26(1)	1,095	1,085,988
Seadrill Finance, Ltd., 8.375%, 8/1/30(1)	1,026	1,048,162
Shelf Drilling Holdings, Ltd.:
8.25%, 2/15/25(1)	2,176	2,080,550
8.875%, 11/15/24(1)	630	632,643
Southwestern Energy Co.:
4.75%, 2/1/32	2,583	2,297,415
5.375%, 2/1/29(9)	2,500	1,886,003
Sunoco, L.P./Sunoco Finance Corp., 4.50%, 4/30/30	2,000	1,775,055
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(1)	2,921	2,570,346
Tap Rock Resources, LLC, 7.00%, 10/1/26(1)	4,270	4,413,932
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)	1,259	1,250,256
Transocean, Inc., 8.75%, 2/15/30(1)	1,342	1,394,512
Venture Global Calcasieu Pass, LLC:
3.875%, 11/1/33(1)	1,117	907,520
4.125%, 8/15/31(1)	1,449	1,230,409

High Income Opportunities Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Venture Global LNG, Inc.:
8.125%, 6/1/28(1)	2,233	$ 2,271,667
8.375%, 6/1/31(1)	3,572	3,627,837
Weatherford International, Ltd., 8.625%, 4/30/30(1)	2,338	2,398,395
Western Midstream Operating, L.P.:
4.50%, 3/1/28	224	213,166
4.75%, 8/15/28	224	214,680
		$ 108,163,643
Entertainment & Film — 0.3%
Cinemark USA, Inc.:
5.25%, 7/15/28(1)	3,166	$ 2,772,529
5.875%, 3/15/26(1)	588	557,101
8.75%, 5/1/25(1)	247	249,697
		$ 3,579,327
Environmental — 1.8%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)	1,029	$ 987,974
5.125%, 7/15/29(1)	1,117	1,065,487
6.375%, 2/1/31(1)	585	588,324
Covanta Holding Corp.:
4.875%, 12/1/29(1)	5,189	4,587,483
5.00%, 9/1/30	804	697,209
GFL Environmental, Inc.:
3.50%, 9/1/28(1)	5,074	4,520,568
3.75%, 8/1/25(1)	669	640,113
4.75%, 6/15/29(1)	7,293	6,659,366
		$ 19,746,524
Food & Drug Retail — 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(1)	2,492	$ 2,288,802
5.875%, 2/15/28(1)	1,807	1,761,238
Arko Corp., 5.125%, 11/15/29(1)	4,001	3,329,673
Ingles Markets, Inc., 4.00%, 6/15/31(1)	3,410	2,890,153
		$ 10,269,866
Food, Beverage & Tobacco — 2.3%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	3,553	$ 3,569,628
Chobani, LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)	1,650	1,502,963
7.50%, 4/15/25(1)	3,194	3,189,301
Security	Principal Amount* (000's omitted)		Value
Food, Beverage & Tobacco (continued)
Darling Ingredients, Inc., 6.00%, 6/15/30(1)		2,700	$ 2,661,846
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)		2,154	2,048,905
Performance Food Group, Inc.:
4.25%, 8/1/29(1)		4,485	3,988,140
5.50%, 10/15/27(1)		1,504	1,457,815
6.875%, 5/1/25(1)		890	890,756
Pilgrim's Pride Corp., 3.50%, 3/1/32		3,553	2,871,535
US Foods, Inc., 4.75%, 2/15/29(1)		3,511	3,232,428
			$ 25,413,317
Gaming — 3.1%
Allwyn Entertainment Financing UK PLC, 7.875%, 4/30/29(1)		3,554	$ 3,635,497
Caesars Entertainment, Inc.:
4.625%, 10/15/29(1)		784	690,879
6.25%, 7/1/25(1)		4,206	4,186,884
7.00%, 2/15/30(1)		1,535	1,551,818
8.125%, 7/1/27(1)		2,617	2,686,542
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)		3,852	3,581,013
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)		1,303	1,137,969
International Game Technology PLC:
4.125%, 4/15/26(1)		1,237	1,174,227
6.25%, 1/15/27(1)		1,848	1,842,733
6.50%, 2/15/25(1)		1,009	1,011,422
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)		3,759	3,427,802
MGM Resorts International:
4.75%, 10/15/28		2,206	2,038,543
5.50%, 4/15/27		779	751,209
Raptor Acquisition Corp./Raptor Co.-Issuer, LLC, 4.875%, 11/1/26(1)		3,500	3,284,531
Scientific Games International, Inc., 7.00%, 5/15/28(1)		2,834	2,826,362
			$ 33,827,431
Healthcare — 9.2%
AHP Health Partners, Inc., 5.75%, 7/15/29(1)		1,193	$ 1,039,819
Athenahealth Group, Inc., 6.50%, 2/15/30(1)		3,988	3,384,001
Avantor Funding, Inc., 3.875%, 7/15/28(9)	EUR	4,400	4,501,594
Catalent Pharma Solutions, Inc., 3.50%, 4/1/30(1)		4,161	3,488,582
Centene Corp.:
3.00%, 10/15/30		2,015	1,687,724
3.375%, 2/15/30		2,589	2,230,313
4.625%, 12/15/29		1,802	1,676,995

High Income Opportunities Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Healthcare (continued)
Encompass Health Corp.:
4.625%, 4/1/31		2,543	$ 2,262,032
4.75%, 2/1/30		1,044	949,866
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)(10)		1,153	841,919
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)(10)		2,774	2,021,967
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		3,222	3,296,889
Grifols Escrow Issuer S.A., 4.75%, 10/15/28(1)		4,906	4,305,577
HealthEquity, Inc., 4.50%, 10/1/29(1)		5,695	5,108,507
Heartland Dental, LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)		4,340	4,356,275
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)		3,809	3,851,851
IQVIA, Inc.:
2.25%, 3/15/29(9)	EUR	1,816	1,746,695
5.00%, 5/15/27(1)		1,329	1,282,840
6.50%, 5/15/30(1)		1,662	1,680,265
Jazz Securities DAC, 4.375%, 1/15/29(1)		1,910	1,699,926
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(1)		587	507,033
LifePoint Health, Inc.:
5.375%, 1/15/29(1)		4,397	3,116,880
9.875%, 8/15/30(1)(11)		1,665	1,665,000
Medline Borrower, L.P., 5.25%, 10/1/29(1)		7,014	6,228,983
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)		1,123	804,864
ModivCare, Inc., 5.875%, 11/15/25(1)		2,469	2,292,862
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		2,889	2,473,932
3.875%, 5/15/32(1)		2,207	1,843,125
Option Care Health, Inc., 4.375%, 10/31/29(1)		4,735	4,184,725
P&L Development, LLC/PLD Finance Corp., 7.75%, 11/15/25(1)		3,441	2,973,471
Perrigo Finance Unlimited Co.:
4.65%, 6/15/30		4,350	3,901,390
4.90%, 12/15/44		1,242	965,436
PRA Health Sciences, Inc., 2.875%, 7/15/26(1)		866	799,799
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)		1,328	1,246,875
Team Health Holdings, Inc., 6.375%, 2/1/25(1)		3,432	1,754,421
Tenet Healthcare Corp.:
4.375%, 1/15/30		272	242,838
5.125%, 11/1/27		2,855	2,713,913
6.125%, 10/1/28		3,985	3,799,658
6.875%, 11/15/31		1,683	1,687,048
Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)	5,799	$ 5,074,125
Varex Imaging Corp., 7.875%, 10/15/27(1)	2,203	2,213,145
		$ 101,903,160
Homebuilders & Real Estate — 3.2%
Ashton Woods USA, LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)	1,516	$ 1,313,478
4.625%, 4/1/30(1)	780	667,735
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)	1,227	1,179,742
CTR Partnership, L.P./CareTrust Capital Corp., 3.875%, 6/30/28(1)	3,770	3,354,829
Dycom Industries, Inc., 4.50%, 4/15/29(1)	1,923	1,739,406
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)	2,750	2,706,552
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	2,442	2,208,112
3.75%, 9/15/30(1)	3,492	2,796,768
KB Home:
4.00%, 6/15/31	162	141,199
4.80%, 11/15/29	1,044	964,285
M/I Homes, Inc., 4.95%, 2/1/28	1,537	1,450,190
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	585	578,275
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(1)	1,687	1,412,863
6.25%, 6/15/25(1)	2,319	2,291,700
Taylor Morrison Communities, Inc., 5.875%, 6/15/27(1)	1,493	1,471,118
TopBuild Corp., 4.125%, 2/15/32(1)	2,753	2,364,552
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(1)	543	501,785
4.125%, 8/15/30(1)	1,859	1,650,123
4.625%, 12/1/29(1)	4,004	3,662,379
5.625%, 5/1/24(1)	2,505	2,494,091
		$ 34,949,182
Hotels — 0.2%
Resorts World Las Vegas, LLC/RWLV Capital, Inc.:
4.625%, 4/16/29(9)	500	$ 414,792
4.625%, 4/6/31(9)	1,000	780,908
8.45%, 7/27/30(1)	1,300	1,298,651
		$ 2,494,351

High Income Opportunities Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Insurance — 1.1%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	3,488	$ 3,307,544
AmWINS Group, Inc., 4.875%, 6/30/29(1)	2,466	2,264,618
BroadStreet Partners, Inc., 5.875%, 4/15/29(1)	3,811	3,406,752
Jones DesLauriers Insurance Management, Inc., 10.50%, 12/15/30(1)	3,051	3,024,161
		$ 12,003,075
Leisure — 3.3%
Boyne USA, Inc., 4.75%, 5/15/29(1)	2,768	$ 2,529,862
Carnival Corp., 5.75%, 3/1/27(1)	1,786	1,653,676
Life Time, Inc.:
5.75%, 1/15/26(1)	1,452	1,424,682
8.00%, 4/15/26(1)	3,220	3,222,603
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28(1)	1,830	1,891,406
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	1,164	1,121,718
NCL Corp., Ltd.:
3.625%, 12/15/24(1)	842	809,388
5.875%, 3/15/26(1)	792	750,149
5.875%, 2/15/27(1)	946	922,092
7.75%, 2/15/29(1)	1,792	1,717,730
NCL Finance, Ltd., 6.125%, 3/15/28(1)	1,732	1,577,679
Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27(1)	3,713	4,057,644
Sabre GLBL, Inc.:
9.25%, 4/15/25(1)	87	81,665
11.25%, 12/15/27(1)	1,880	1,664,411
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	4,227	3,808,104
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)	2,674	2,478,859
Viking Cruises, Ltd.:
5.875%, 9/15/27(1)	4,354	4,075,301
6.25%, 5/15/25(1)	1,820	1,788,236
7.00%, 2/15/29(1)	753	710,380
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)	521	485,119
		$ 36,770,704
Metals & Mining — 1.4%
Eldorado Gold Corp., 6.25%, 9/1/29(1)	2,968	$ 2,662,227
First Quantum Minerals, Ltd.:
6.875%, 3/1/26(1)	448	442,371
7.50%, 4/1/25(1)	1,695	1,692,161
Freeport-McMoRan, Inc., 5.45%, 3/15/43	2,400	2,237,496
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)	2,459	2,334,916
Security	Principal Amount* (000's omitted)	Value
Metals & Mining (continued)
Hudbay Minerals, Inc.: (continued)
6.125%, 4/1/29(1)	2,069	$ 1,984,150
New Gold, Inc., 7.50%, 7/15/27(1)	983	940,775
Novelis Corp.:
3.25%, 11/15/26(1)	1,755	1,597,003
4.75%, 1/30/30(1)	1,281	1,152,623
		$ 15,043,722
Paper — 0.4%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	4,583	$ 3,871,398
		$ 3,871,398
Publishing & Printing — 0.6%
LABL, Inc.:
5.875%, 11/1/28(1)	767	$ 701,056
8.25%, 11/1/29(1)	2,037	1,694,041
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)	1,405	1,234,960
8.00%, 8/1/29(1)	3,566	3,070,522
		$ 6,700,579
Railroad — 0.2%
Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(1)	2,500	$ 2,397,700
		$ 2,397,700
Restaurant — 1.5%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(1)	1,761	$ 1,614,360
4.00%, 10/15/30(1)	4,616	3,970,924
5.75%, 4/15/25(1)	581	577,950
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	4,883	4,938,008
IRB Holding Corp., 7.00%, 6/15/25(1)	2,978	2,995,570
Yum! Brands, Inc., 3.625%, 3/15/31	2,452	2,103,996
		$ 16,200,808
Services — 5.7%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	3,652	$ 3,400,991
Allied Universal Holdco, LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(1)	2,712	2,592,226
9.75%, 7/15/27(1)	2,000	1,836,558

High Income Opportunities Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Services (continued)
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(1)	1,076	$ 913,583
4.625%, 6/1/28(1)	1,231	1,047,667
APi Group DE, Inc., 4.75%, 10/15/29(1)	3,657	3,260,289
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	5,653	5,382,764
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	4,139	3,680,405
Gartner, Inc.:
3.625%, 6/15/29(1)	605	533,696
3.75%, 10/1/30(1)	2,100	1,832,580
4.50%, 7/1/28(1)	1,449	1,355,930
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	5,546	5,379,870
Hertz Corp. (The):
4.625%, 12/1/26(1)	372	336,418
5.00%, 12/1/29(1)	2,980	2,464,746
Korn Ferry, 4.625%, 12/15/27(1)	4,099	3,858,078
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	2,776	2,527,548
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(1)	1,082	1,096,877
7.75%, 3/15/31(1)	1,945	2,029,518
SRS Distribution, Inc.:
6.00%, 12/1/29(1)	1,481	1,286,789
6.125%, 7/1/29(1)	2,668	2,343,726
Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(1)	2,854	2,442,067
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	4,401	4,098,947
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	1,743	1,779,071
White Cap Buyer, LLC, 6.875%, 10/15/28(1)	2,393	2,158,706
White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(12)	1,481	1,428,765
Windsor Holdings III, LLC, 8.50%, 6/15/30(1)	4,082	4,107,512
		$ 63,175,327
Steel — 0.8%
Allegheny Ludlum, LLC, 6.95%, 12/15/25	2,155	$ 2,184,654
ATI, Inc., 5.875%, 12/1/27	86	83,695
Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	1,292	1,289,061
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	3,792	3,818,510
TMS International Corp., 6.25%, 4/15/29(1)	2,204	1,845,872
		$ 9,221,792
Super Retail — 3.5%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)	839	$ 743,022
Security	Principal Amount* (000's omitted)		Value
Super Retail (continued)
Asbury Automotive Group, Inc.: (continued)
4.75%, 3/1/30		743	$ 656,873
5.00%, 2/15/32(1)		2,334	2,036,191
Bath & Body Works, Inc.:
6.75%, 7/1/36		694	631,778
6.875%, 11/1/35		2,146	1,993,596
6.95%, 3/1/33		1,621	1,468,239
7.60%, 7/15/37		855	766,422
9.375%, 7/1/25(1)		289	305,316
Evergreen AcqCo 1, L.P./TVI, Inc., 9.75%, 4/26/28(1)		3,466	3,616,598
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)		1,497	1,327,156
Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)		2,048	1,796,237
Kohl's Corp., 4.625%, 5/1/31		2,208	1,632,264
LCM Investments Holdings II, LLC:
4.875%, 5/1/29(1)		2,840	2,480,431
8.25%, 8/1/31(1)		529	537,861
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		905	780,254
4.375%, 1/15/31(1)		3,144	2,705,257
Macy's Retail Holdings, LLC, 5.875%, 4/1/29(1)		1,169	1,087,141
Metis Merger Sub, LLC, 6.50%, 5/15/29(1)		5,932	5,048,184
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(1)		2,225	2,042,440
7.75%, 2/15/29(1)		3,088	3,015,000
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		1,961	1,681,863
4.875%, 11/15/31(1)		1,634	1,357,950
William Carter Co. (The), 5.625%, 3/15/27(1)		1,510	1,473,498
			$ 39,183,571
Technology — 5.0%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(1)		2,048	$ 1,879,040
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(1)		2,659	2,416,858
4.00%, 7/1/29(1)		1,006	911,376
Ciena Corp., 4.00%, 1/31/30(1)		1,543	1,351,668
Clarios Global, L.P., 6.75%, 5/15/25(1)		653	655,128
Clarios Global, L.P./Clarios US Finance Co.:
4.375%, 5/15/26(9)	EUR	2,958	3,167,176
8.50%, 5/15/27(1)		3,369	3,417,386
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		1,498	1,349,605
9.00%, 9/30/29(1)		2,994	2,685,479
Coherent Corp., 5.00%, 12/15/29(1)		3,540	3,189,593
Fair Isaac Corp., 4.00%, 6/15/28(1)		2,227	2,045,905

High Income Opportunities Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Technology (continued)
Imola Merger Corp., 4.75%, 5/15/29(1)		4,502	$ 3,957,735
McAfee Corp., 7.375%, 2/15/30(1)		3,642	3,151,048
NCR Corp.:
5.125%, 4/15/29(1)		1,021	913,947
5.25%, 10/1/30(1)		1,566	1,395,957
ON Semiconductor Corp., 3.875%, 9/1/28(1)		3,132	2,839,628
Open Text Corp., 3.875%, 2/15/28(1)		1,596	1,421,210
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		1,481	1,270,919
Presidio Holdings, Inc.:
4.875%, 2/1/27(1)		412	389,900
8.25%, 2/1/28(1)		4,481	4,351,027
Seagate HDD Cayman:
4.091%, 6/1/29		803	706,380
9.625%, 12/1/32(1)		2,132	2,362,388
Sensata Technologies B.V., 5.00%, 10/1/25(1)		842	821,569
Sensata Technologies, Inc., 3.75%, 2/15/31(1)		3,219	2,721,760
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		961	929,278
Viavi Solutions, Inc., 3.75%, 10/1/29(1)		2,295	1,971,499
VM Consolidated, Inc., 5.50%, 4/15/29(1)		3,657	3,359,615
			$ 55,633,074
Telecommunications — 3.3%
Altice France S.A.:
5.125%, 7/15/29(1)		1,060	$ 743,352
5.50%, 1/15/28(1)		1,052	773,064
8.125%, 2/1/27(1)		3,263	2,673,038
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		5,056	4,851,858
Iliad Holding SASU:
6.50%, 10/15/26(1)		2,687	2,577,536
7.00%, 10/15/28(1)		1,592	1,496,068
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(1)		2,163	1,790,964
6.75%, 10/15/27(1)		425	397,924
Level 3 Financing, Inc., 4.25%, 7/1/28(1)		2,084	1,477,506
Sprint Capital Corp., 6.875%, 11/15/28		3,985	4,227,883
Sprint, LLC:
7.125%, 6/15/24		1,813	1,831,694
7.625%, 2/15/25		3,285	3,362,300
7.875%, 9/15/23		2,800	2,804,844
Viasat, Inc., 5.625%, 4/15/27(1)		888	800,909
Virgin Media Finance PLC, 5.00%, 7/15/30(1)		1,029	845,274
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(9)	GBP	1,106	1,163,191
Security	Principal Amount* (000's omitted)	Value
Telecommunications (continued)
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	2,420	$ 2,131,946
Ziggo B.V., 4.875%, 1/15/30(1)	2,756	2,336,209
		$ 36,285,560
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(1)	3,386	$ 2,764,229
		$ 2,764,229
Utility — 3.4%
Calpine Corp.:
4.50%, 2/15/28(1)	1,810	$ 1,663,229
4.625%, 2/1/29(1)	1,060	913,657
5.00%, 2/1/31(1)	420	353,906
5.125%, 3/15/28(1)	3,554	3,226,846
Ferrellgas, L.P./Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	4,428	3,813,463
FirstEnergy Corp.:
2.65%, 3/1/30	750	632,741
Series B, 4.15%, 7/15/27	2,275	2,157,146
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(1)	2,400	2,127,001
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	1,628	1,526,616
NRG Energy, Inc.:
3.375%, 2/15/29(1)	970	801,696
3.625%, 2/15/31(1)	1,617	1,270,436
3.875%, 2/15/32(1)	3,164	2,451,285
5.25%, 6/15/29(1)	1,247	1,126,546
10.25% to 3/15/28(1)(7)(8)	2,762	2,679,371
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	1,596	1,451,610
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	2,345	2,003,545
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	2,981	2,769,729
TransAlta Corp., 7.75%, 11/15/29	2,044	2,122,939
Vistra Operations Co., LLC:
4.375%, 5/1/29(1)	2,094	1,850,628
5.00%, 7/31/27(1)	2,344	2,210,779
		$ 37,153,169
Total Corporate Bonds (identified cost $1,018,772,453)		$ 950,149,347

High Income Opportunities Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 0.4%
Security	Shares	Value
Services — 0.4%
WESCO International, Inc., Series A, 10.625% to 6/22/25(8)	147,488	$ 3,999,875
Total Preferred Stocks (identified cost $4,129,729)		$ 3,999,875

Senior Floating-Rate Loans — 4.9%(13)
Borrower/Description	Principal Amount (000's omitted)	Value
Air Transportation — 0.4%
Air Canada, Term Loan, 8.839%, (3 mo. USD LIBOR + 3.50%), 8/11/28	$750	$ 751,073
Mileage Plus Holdings, LLC, Term Loan, 10.764%, (3 mo. USD LIBOR + 5.25%), 6/21/27	3,475	3,629,192
		$ 4,380,265
Broadcasting — 0.1%
ABG Intermediate Holdings 2, LLC, Term Loan, 12/21/28(14)	$1,256	$ 1,256,929
		$ 1,256,929
Capital Goods — 0.3%
DexKo Global, Inc., Term Loan, 10/4/28(14)	$1,301	$ 1,268,548
EMRLD Borrower, L.P., Term Loan, 8.264%, (SOFR + 3.00%), 5/31/30	1,631	1,633,456
		$ 2,902,004
Gaming — 0.6%
Peninsula Pacific Entertainment, LLC, Term Loan, 13.00%, 12/24/29(15)	$2,278	$ 2,277,517
Spectacle Gary Holdings, LLC, Term Loan, 9.769%, (SOFR + 4.25%), 12/10/28	4,384	4,295,010
		$ 6,572,527
Healthcare — 1.1%
Athenahealth Group, Inc.:
Term Loan, 3.50%, 2/15/29	$219	$ 212,979
Term Loan, 8.805%, (SOFR + 3.50%), 2/15/29	1,777	1,729,320
Jazz Financing Lux S.a.r.l., Term Loan, 8.933%, (SOFR + 3.50%), 5/5/28	2,606	2,606,619
Pearl Intermediate Parent, LLC, Term Loan - Second Lien, 2/13/26(14)	819	769,860
Borrower/Description	Principal Amount (000's omitted)	Value
Healthcare (continued)
Pluto Acquisition I, Inc., Term Loan, 9.476%, (3 mo. USD LIBOR + 4.00%), 6/22/26	$4,188	$ 3,465,891
Verscend Holding Corp., Term Loan, 9.433%, (SOFR + 4.00%), 8/27/25	3,715	3,718,196
		$ 12,502,865
Leisure — 0.2%
Peloton Interactive, Inc., Term Loan, 12.263%, (SOFR + 6.50%), 5/25/27	$2,066	$ 2,075,169
		$ 2,075,169
Restaurant — 0.5%
IRB Holding Corp., Term Loan, 8.419%, (SOFR + 3.00%), 12/15/27	$5,235	$ 5,214,761
		$ 5,214,761
Services — 1.0%
AlixPartners, LLP:
Term Loan, 8.183%, (SOFR + 2.75%), 2/4/28	$4,628	$ 4,627,211
Term Loan, 2/4/28(14)	722	716,982
Spin Holdco, Inc., Term Loan, 9.23%, (3 mo. USD LIBOR + 4.00%), 3/4/28	3,171	2,687,463
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 13.952%, (SOFR + 8.85%), 6.702% cash, 7.25% PIK, 2/28/25	2,747	2,694,482
		$ 10,726,138
Super Retail — 0.5%
Hanesbrands, Inc., Term Loan, 9.069%, (SOFR + 3.75%), 3/8/30	$685	$ 685,152
Michaels Companies, Inc., Term Loan, 9.754%, (SOFR + 4.25%), 4/15/28	2,323	2,148,911
PetSmart, Inc., Term Loan, 9.169%, (SOFR + 3.75%), 2/11/28	2,329	2,330,608
		$ 5,164,671
Technology — 0.2%
Ciena Corporation, Term Loan, 7.755%, (SOFR + 2.50%), 1/18/30	$667	$ 669,288

High Income Opportunities Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Technology (continued)
Clarios Global, L.P., Term Loan, 9.069%, (SOFR + 3.75%), 5/6/30	$1,878	$ 1,880,113
Riverbed Technology, Inc., Term Loan, 9.742%, (SOFR + 3.50%), 7/1/28	492	297,508
		$ 2,846,909
Total Senior Floating-Rate Loans (identified cost $54,340,184)		$ 53,642,238

Miscellaneous — 0.4%
Security	Principal Amount/ Shares	Value
Containers — 0.0%
ACC Claims Holdings, LLC(3)	8,415,190	$ 0
		$ 0
Gaming — 0.4%
PGP Investors, LLC, Membership Interests(3)(4)(5)	15,849	$ 4,724,757
		$ 4,724,757
Services — 0.0%(16)
Hertz Corp., Escrow Certificates(4)	$502,000	$ 45,180
		$ 45,180
Total Miscellaneous (identified cost $0)		$ 4,769,937

Short-Term Investments — 4.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(17)	51,252,182	$ 51,252,182
Total Short-Term Investments (identified cost $51,252,182)		$ 51,252,182
Total Investments — 99.7% (identified cost $1,167,618,041)		$1,100,245,093
Other Assets, Less Liabilities — 0.3%		$ 3,530,814
Net Assets — 100.0%		$1,103,775,907

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $811,341,703 or 73.5% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2023.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing security.
(5)	Restricted security.
(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2023, the aggregate value of these securities is $24,044,991 or 2.2% of the Portfolio's net assets.
(10)	Issuer is in default with respect to interest and/or principal payments.
(11)	When-issued security.
(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	This Senior Loan will settle after July 31, 2023, at which time the interest rate will be determined.
(15)	Fixed-rate loan.
(16)	Amount is less than 0.05%.

High Income Opportunities Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

(17)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	7,908,013	EUR	7,151,120	HSBC Bank USA, N.A.	10/31/23	$10,766	$ —
USD	6,325,966	EUR	5,727,255	HSBC Bank USA, N.A.	10/31/23	1,146	—
USD	6,045,719	EUR	5,474,065	HSBC Bank USA, N.A.	10/31/23	507	—
USD	1,146,024	GBP	892,376	Goldman Sachs International	10/31/23	557	—
						$12,976	$—
Abbreviations:
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At July 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
Restricted Securities
At July 31, 2023, the Portfolio owned the following securities (representing 0.6% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$ 0	$1,254,692
iFIT Health and Fitness, Inc.	10/6/22	514,080	1,799,280	359,856
New Cotai Participation Corp., Class B	4/12/13	7	216,125	0
Total Common Stocks			$2,015,405	$1,614,548
Miscellaneous
PGP Investors, LLC, Membership Interests	2/18/15, 4/23/18, 12/17/21	15,849	$ 0	$4,724,757
Total Miscellaneous			$0	$4,724,757
Total Restricted Securities			$2,015,405	$6,339,305

High Income Opportunities Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $51,252,182, which represents 4.7% of the Portfolio's net assets. Transactions in such investemnts by the Portfolio for the fiscal year to date ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$37,909,716	$345,593,224	$(332,250,758)	$ —	$ —	$51,252,182	$1,439,890	51,252,182
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 19,055,266	$ —	$ 19,055,266
Common Stocks	9,593,220	—	1,614,548	11,207,768
Convertible Bonds	—	6,168,480	—	6,168,480
Convertible Preferred Stocks	—	—	0	—
Corporate Bonds	—	950,149,347	—	950,149,347
Preferred Stocks	3,999,875	—	—	3,999,875
Senior Floating-Rate Loans	—	53,642,238	—	53,642,238
Miscellaneous	—	45,180	4,724,757	4,769,937
Short-Term Investments	51,252,182	—	—	51,252,182
Total Investments	$64,845,277	$1,029,060,511	$6,339,305	$1,100,245,093
Forward Foreign Currency Exchange Contracts	$ —	$ 12,976	$ —	$ 12,976
Total	$64,845,277	$1,029,073,487	$6,339,305	$1,100,258,069

High Income Opportunities Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Stocks	Miscellaneous	Total
Balance as of October 31, 2022	$1,990,956	$ —	$34,364,043	$36,354,999
Realized gains (losses)	(1,460,742)	(591,000)	37,689,526	35,637,784
Change in net unrealized appreciation (depreciation)	1,066,255	568,650	(29,343,914)	(27,709,009)
Cost of purchases	—	—	—	—
Proceeds from sales, including return of capital	0	0	(37,984,898)	(37,984,898)
Accrued discount (premium)	—	—	—	—
Transfers to Level 3(1)	18,079	22,350	—	40,429
Transfers from Level 3	—	—	—	—
Balance as of July 31, 2023	$ 1,614,548	$ —	$ 4,724,757	$ 6,339,305
Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2023	$ (394,487)	$ (22,350)	$ (4,087,009)	$ (4,503,846)
(1)	Transferred to Level 3 due to a decrease in observable inputs.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of July 31, 2023:
Type of Investment	Fair Value as of July 31, 2023	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Common Stocks	$1,254,692	Market approach	EBITDA multiple discount rate	15%	Decrease
Common Stocks	359,856	Discounted cash flow blended terminal value	Discount rate	25%	Increase
Convertible Preferred Stocks	0	Estimated recovery value	Estimated recovery value percentage	0%	Decrease
Miscellaneous	4,724,757	Market approach	Liquidity discount	15%	Decrease
Included in common stocks and miscellaneous are securities valued at $0 based on their estimated recovery value percentage.
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.